Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Stock Option Plans Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
January 1, 2012, Options Outstanding	10,451,145
Options granted, Options Outstanding	1,248,685	1,005,224	0
Options exercised, Options Outstanding	(19,283)
Options cancelled/forfeited, Options Outstanding	(472,197)
Options expired, Options Outstanding	(1,411,702)
December 31, 2012	9,796,648	10,451,145
Options exercisable, Options Outstanding	7,884,165
Options expected to vest, Options outstanding	1,912,483
January 1, 2012, Weighted Average Exercise Price	$ 23.98
Options granted, Weighted Average Exercise Price	$ 9.46
Options exercised, weighted average exercise price	$ 7.48
Options cancelled/forfeited, Weighted Average Exercise Price	$ (10.93)
Options expired, Weighted Average Exercise Price	$ (29.17)
December 31, 2012, Weighted Average Exercise Price	$ 21.26	$ 23.98
Options exercisable, Weighted Average Exercise Price	$ 23.92
Options expected to vest, Weighted Average Exercise Price	$ 10.29
December 31, 2012, Weighted Average Remaining Contractual Term (Years)	4 years 0 months
Options exercisable, Weighted AVerage Remaining Contractual Term (years)	3 years 8 months
Options expected to vest, Weighted Average Remaining Contractual Term (years)	5 years 6 months
December 31, 2012, Aggregate Intrinsic Value (thousands)	$ 734
Options exercisable, Aggregate Intrinsic Value (thousands)	172
Options expected to vest, Aggregate Intrinsic Value (thousands)	$ 562